Loans and Allowance for Loan Losses - Balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses:
Balance, beginning of year	$ 3,007,395	$ 2,919,594
Provision (credit) charged to expense	(180,000)	120,000
Losses charged off	(409,859)	(81,948)
Recoveries	461,974	49,749
Balance, end of year	2,879,510	3,007,395
Ending balance: individually evaluated for impairment	926,367	1,084,812
Ending balance: collectively evaluated for impairment	1,953,143	1,922,583
Loans:
Ending balance	189,447,546	187,477,065
Ending balance: individually evaluated for impairment	3,071,672	2,580,552
Ending balance: collectively evaluated for impairment	186,375,874	184,896,513
Real estate loans
Loans:
Ending balance	133,351,308	136,666,343
Real estate loans | 1-4 family
Allowance for loan losses:
Balance, beginning of year	832,000	829,604
Provision (credit) charged to expense	(127,286)	14,683
Losses charged off	(51,695)	(38,171)
Recoveries	24,088	25,884
Balance, end of year	677,107	832,000
Ending balance: individually evaluated for impairment	176,635	304,922
Ending balance: collectively evaluated for impairment	500,472	527,078
Loans:
Ending balance	45,844,543	45,311,103
Ending balance: individually evaluated for impairment	663,366	713,151
Ending balance: collectively evaluated for impairment	45,181,177	44,597,952
Real estate loans | Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	1,044,553	917,526
Provision (credit) charged to expense	95,961	112,411
Losses charged off	(315,766)	0
Recoveries	21,297	14,616
Balance, end of year	846,045	1,044,553
Ending balance: individually evaluated for impairment	472,393	723,481
Ending balance: collectively evaluated for impairment	373,652	321,072
Loans:
Ending balance	37,260,090	41,477,480
Ending balance: individually evaluated for impairment	1,434,722	1,658,323
Ending balance: collectively evaluated for impairment	35,825,368	39,819,157
Real estate loans | Agricultural Real Estate
Allowance for loan losses:
Balance, beginning of year	191,359	201,918
Provision (credit) charged to expense	34,119	(10,559)
Losses charged off	0	0
Recoveries	0	0
Balance, end of year	225,478	191,359
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	225,478	191,359
Loans:
Ending balance	40,129,028	38,271,758
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	40,129,028	38,271,758
Real estate loans | Home equity
Allowance for loan losses:
Balance, beginning of year	173,626	149,253
Provision (credit) charged to expense	(81,824)	22,273
Losses charged off	0	0
Recoveries	4,100	2,100
Balance, end of year	95,902	173,626
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	95,902	173,626
Loans:
Ending balance	10,117,647	11,606,002
Ending balance: individually evaluated for impairment	43,683	54,011
Ending balance: collectively evaluated for impairment	10,073,964	11,551,991
Commercial loans
Allowance for loan losses:
Balance, beginning of year	301,478	386,620
Provision (credit) charged to expense	(305,586)	(85,258)
Losses charged off	(2,706)	0
Recoveries	404,386	116
Balance, end of year	397,572	301,478
Ending balance: individually evaluated for impairment	132,901	56,409
Ending balance: collectively evaluated for impairment	264,671	245,069
Loans:
Ending balance	26,934,790	21,617,744
Ending balance: individually evaluated for impairment	553,950	155,067
Ending balance: collectively evaluated for impairment	26,380,840	21,462,677
Agricultural business
Allowance for loan losses:
Balance, beginning of year	167,469	163,346
Provision (credit) charged to expense	121,453	4,123
Losses charged off	0	0
Recoveries	0	0
Balance, end of year	288,922	167,469
Ending balance: individually evaluated for impairment	144,438	0
Ending balance: collectively evaluated for impairment	144,484	167,469
Loans:
Ending balance	13,400,651	14,649,622
Ending balance: individually evaluated for impairment	375,951	0
Ending balance: collectively evaluated for impairment	13,024,700	14,649,622
Consumer
Allowance for loan losses:
Balance, beginning of year	182,653	169,381
Provision (credit) charged to expense	88,872	50,016
Losses charged off	(39,692)	(43,777)
Recoveries	8,103	7,033
Balance, end of year	239,936	182,653
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	239,936	182,653
Loans:
Ending balance	15,760,797	14,543,356
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	15,760,797	14,543,356
Unallocated
Allowance for loan losses:
Balance, beginning of year	114,257	101,946
Provision (credit) charged to expense	(5,709)	12,311
Losses charged off	0	0
Recoveries	0	0
Balance, end of year	108,548	114,257
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	108,548	114,257
Loans:
Ending balance	0	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0